Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Financial assets
Interest-bearing deposits with banks	$ 98,145		$ 79,638
Trading
Trading securities	141,986		139,240
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	318,565		307,903
Loans	796,314		717,575
Derivatives
Derivatives	122,058		95,541
Deposits
Personal	392,267		362,488
Business and government	739,467		696,353
Bank	46,870		41,990
Other
Obligations related to securities sold short	38,504		37,841
Obligations related to assets sold under repurchase agreements and securities loaned	281,149		262,201
Derivatives
Total derivatives	119,868		91,439
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,286)		(314)
Financial assets	(1,286)		(314)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,286)		(314)
Financial liabilities	(1,286)		(314)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	57,305		68,747
Investment
Investment securities	2,130		2,031
Derivatives
Total gross derivatives, assets	2,803		3,175
Other assets	1,242		1,474
Financial assets	63,480		75,427
Other
Obligations related to securities sold short	16,021		18,345
Derivatives
Total gross derivatives, liabilities	3,439		3,699
Other liabilities	295		258
Financial liabilities	19,755		22,302
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	86,863		56,896
Trading
Trading securities	82,838		68,911
Investment
Investment securities	79,952		75,798
Assets purchased under reverse repurchase agreements and securities borrowed	268,448		265,011
Loans	11,128		11,501
Derivatives
Total gross derivatives, assets	119,970		92,251
Other assets	2,666		2,635
Financial assets	651,865		573,003
Deposits
Personal	18,783		18,498
Business and government	148,381		132,369
Bank	9,979		17,251
Other
Obligations related to securities sold short	22,483		19,496
Obligations related to assets sold under repurchase agreements and securities loaned	259,108		236,147
Derivatives
Total gross derivatives, liabilities	116,142		86,664
Other liabilities	132		560
Financial liabilities	575,008		510,985
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,843		1,582
Investment
Investment securities	523		506
Loans	894		1,077
Derivatives
Total gross derivatives, assets	571		429
Other assets	15
Financial assets	3,846		3,594
Deposits
Personal	181		151
Derivatives
Total gross derivatives, liabilities	1,573		1,390
Other liabilities	3		7
Financial liabilities	1,757		1,548
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	8,076		8,977
Investment
Investment securities	2,079		1,973
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	3,468		2,380
Investment
Investment securities	2,209		1,730
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	14,071		11,068
Investment
Investment securities	3,197		3,132
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	594		215
Investment
Investment securities	10		12
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	35,526		22,738
Investment
Investment securities	34,934		34,815
Total gross fair value [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member] | Level 3 [member]
Trading
Trading securities	10		25
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	1,894		2,729
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	3,488		5,730
Investment
Investment securities	5,542		5,956
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	3		4
Investment
Investment securities	2,780		2,727
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	22		20
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,045		891
Investment
Investment securities	502		586
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 3 [member]
Trading
Trading securities	2		2
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	21,814		23,085
Investment
Investment securities	23,641		19,625
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Trading
Trading securities	12		25
Investment
Investment securities	152		152
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	46,741		56,826
Investment
Investment securities	41		46
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	3,423		3,015
Investment
Investment securities	146		153
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	1,819		1,530
Investment
Investment securities	349		334
Total gross fair value [member] | Asset-backed securities, CDO [member] | Level 2 [member]
Investment
Investment securities	7,001		7,074
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	30,430		33,857
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	303		320
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	73,181		41,224
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	65		74
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	357		34
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	2,803		3,175
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	17,903		17,955
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	188		26
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(1,901)		(819)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	15		9
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	27,600		28,566
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	958		955
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	70,782		40,484
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	38		27
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	122		120
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	3,439		3,699
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	18,406		17,456
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	583		419
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(768)		38
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(6)		(11)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	86,863		56,896
Trading
Trading securities	141,986		139,240
Investment
Investment securities	82,605		78,335
Assets purchased under reverse repurchase agreements and securities borrowed	268,448		265,011
Loans	12,022		12,578
Derivatives
Total gross derivatives, assets	123,344		95,855
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,286)		(314)
Derivatives	122,058		95,541
Other assets	3,923		4,109
Financial assets	717,905		651,710
Deposits
Personal	18,964		18,649
Business and government	148,381		132,369
Bank	9,979		17,251
Other
Obligations related to securities sold short	38,504		37,841
Obligations related to assets sold under repurchase agreements and securities loaned	259,108		236,147
Derivatives
Total gross derivatives, liabilities	121,154		91,753
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,286)		(314)
Total derivatives	119,868		91,439
Other liabilities	430		825
Financial liabilities	595,234		534,521
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(184)	$ (160)	(158)	$ (118)	$ (81)	$ (177)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	11,544		11,357
Investment
Investment securities	4,288		3,703
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	14,071		11,068
Investment
Investment securities	3,197		3,132
Recurring [member] | U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Trading
Trading securities	36,130		22,978
Investment
Investment securities	34,944		34,827
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	5,382		8,459
Investment
Investment securities	5,542		5,956
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	3		4
Investment
Investment securities	2,802		2,747
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,047		893
Investment
Investment securities	502		586
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	21,826		23,110
Investment
Investment securities	23,793		19,777
Recurring [member] | Equity securities [member]
Trading
Trading securities	51,983		61,371
Investment
Investment securities	536		533
Recurring [member] | Asset-backed securities, CDO [member]
Investment
Investment securities	7,001		7,074
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	30,733		34,177
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	73,246		41,298
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	357		34
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	20,894		21,156
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(1,886)		(810)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	28,558		29,521
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	70,820		40,511
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	122		120
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	22,428		21,574
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (774)		$ 27